Leases (Schedule Of Future Minimum Rental Payments Under Non-cancellable Operating Leases II) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 153,830	¥ 169,038
Minimum lease payments, Less than 1 year	18,189
Minimum lease payments, 1 to 2 years	17,710
Minimum lease payments, 2 to 3 years	15,487
Minimum lease payments, 3 to 4 years	11,905
Minimum lease payments, 4 to 5 years	10,555
Minimum lease payments, More than 5 years	¥ 79,984